Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Nature of the Business and Basis of Presentation [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Envoy Medical, Inc. (“Envoy Medical” or the “Company”) is a hearing health company focused on providing innovative medical technologies across the hearing loss spectrum. Envoy Medical’s technologies are designed to shift the paradigm within the hearing industry and bring both providers and patients the hearing devices they desire. The Company’s first commercial product, the Esteem® Fully Implanted Active Middle Ear Implant (“Esteem FI-AMEI”), is a fully implanted active middle ear hearing device. The Esteem FI-AMEI was approved for sale in 2010 by the United States Food and Drug Administration (“FDA”).

Envoy Medical believes the fully implanted Acclaim® Cochlear Implant (“Acclaim CI”) is a first-of-its-kind cochlear implant. Envoy Medical’s fully implanted technology includes a sensor designed to leverage the natural anatomy of the ear instead of a microphone to capture sound. The Acclaim CI is designed to address severe to profound sensorineural hearing loss that is not adequately addressed by hearing aids. The Acclaim CI will only be indicated for adults who have been deemed adequate candidates by a qualified physician. The Acclaim CI received the Breakthrough Device Designation from the FDA in 2019.

On September 29, 2023 (the “Closing Date”), a merger transaction between Envoy Medical Corporation, Anzu Special Acquisition Corp I (“Anzu”) and Envoy Merger Sub, Inc., a directly, wholly owned subsidiary of Anzu (“Merger Sub”) was completed (hereinafter, the “Merger” or “Business Combination”) pursuant to the business combination agreement, dated as of April 17, 2023 (as amended, the “Business Combination Agreement”). In connection with the closing of the Merger (the “Closing”), Merger Sub merged with Envoy Medical Corporation, with Envoy Medical Corporation surviving the merger as a wholly owned subsidiary of Anzu. In connection with the Closing, Anzu changed its name to Envoy Medical, Inc. The Company’s Class A common stock, par value $0.0001 per share (“Common Stock”), and the Company’s public warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) on October 2, 2023 under the symbols “COCH” and “COCHW,” respectively.

On April 17, 2023, prior to entering into the Business Combination Agreement, Anzu and Envoy Medical Corporation entered into an agreement (as amended to date, the “Forward Purchase Agreement”) with Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”), Meteora Select Trading Opportunities Master, LP (“MSTO”) and Meteora Strategic Capital, LLC (“MSC” and, collectively with MSOF, MCP and MSTO, the “Sellers” or “Meteora parties”) for an over-the-counter equity prepaid forward transaction.

Pursuant to the terms of the Forward Purchase Agreement, on the Closing Date, the Sellers purchased 425,606 shares of the Company’s Common Stock (the “Recycled Shares”) directly from the redeeming stockholders of Anzu. Also, effective upon the Closing Date, the Company paid to the Sellers a prepayment amount of $4.5 million required under the Forward Purchase Agreement directly from the trust account and transferred to the Sellers 8,512 shares of the Company’s Common Stock (the “Share Consideration”). During the year ended December 31, 2024, the Sellers sold the full amount of the Recycled Shares and, pursuant to the Forward Purchase Agreement, the Company received $4.00 per share sold, or $1.7 million.

In addition, pursuant to the subscription agreement dated April 17, 2023 (as amended to date, the “Subscription Agreement”), by and between Anzu and Anzu SPAC GP I LLC (the “Sponsor”), the Company issued, and certain affiliates of the Sponsor purchased, concurrently with the Closing, an aggregate of 1,000,000 shares of the Company’s Series A preferred stock, par value $0.0001 per share (“Series A Preferred Stock”) in a private placement (the “PIPE Transaction”) at a price of $10.00 per share for an aggregate purchase price of $10.0 million.

The unaudited condensed consolidated financial statements include the accounts of Envoy Medical and its wholly-owned subsidiaries Envoy Medical Corporation and Envoy Medical GmbH (Ansbach) (GmbH), which operates a sales office in Germany. All intercompany accounts and transactions have been eliminated in consolidation.

1. Nature of the Business and Basis of Presentation

Envoy Medical, Inc. (“Envoy Medical” or the “Company”) is a hearing health company focused on providing innovative medical technologies across the hearing loss spectrum. Envoy Medical’s technologies are designed to shift the paradigm within the hearing industry and bring both providers and patients the hearing devices they desire. The Company’s first commercial product, the Esteem® Fully Implanted Active Middle Ear Implant (“Esteem FI-AMEI”), is a fully implanted active middle ear hearing device. The Esteem FI-AMEI was approved for sale in 2010 by the United States Food and Drug Administration (“FDA”).

Envoy Medical believes the fully implanted Acclaim® Cochlear Implant (“Acclaim CI”) is a first-of-its-kind cochlear implant. Envoy Medical’s fully implanted technology includes a sensor designed to leverage the natural anatomy of the ear instead of a microphone to capture sound. The Acclaim CI is designed to address severe to profound sensorineural hearing loss that is not adequately addressed by hearing aids. The Acclaim CI will only be indicated for adults who have been deemed adequate candidates by a qualified physician. The Acclaim CI received the Breakthrough Device Designation from the FDA in 2019.

On September 29, 2023 (the “Closing Date”), a merger transaction between Envoy Medical Corporation, Anzu Special Acquisition Corp I (“Anzu”) and Envoy Merger Sub, Inc., a directly, wholly owned subsidiary of Anzu (“Merger Sub”) was completed (hereinafter, the “Merger” or “Business Combination”, see Note 3) pursuant to the business combination agreement, dated as of April 17, 2023 (as amended, the “Business Combination Agreement”). In connection with the closing of the Merger (the “Closing”), Merger Sub merged with Envoy Medical Corporation, with Envoy Medical Corporation surviving the merger as a wholly owned subsidiary of Anzu. In connection with the Closing, Anzu changed its name to Envoy Medical, Inc. The Company’s Class A common stock, par value $0.0001 per share (“Common Stock”), and the Company’s public warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) on October 2, 2023 under the symbols “COCH” and “COCHW,” respectively.

On April 17, 2023, prior to entering into the Business Combination Agreement, Anzu and Envoy Medical Corporation entered into an agreement (as amended to date, the “Forward Purchase Agreement”) with Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”), Meteora Select Trading Opportunities Master, LP (“MSTO”) and Meteora Strategic Capital, LLC (“MSC” and, collectively with MSOF, MCP and MSTO, the “Sellers” or “Meteora parties”) for an over-the-counter equity prepaid forward transaction.

Pursuant to the terms of the Forward Purchase Agreement, on the Closing Date, the Sellers purchased 425,606 shares of the Company’s Common Stock (the “Recycled Shares”) directly from the redeeming stockholders of Anzu. Also, effective upon the Closing Date, the Company paid to the Sellers a prepayment amount of $4.5 million required under the Forward Purchase Agreement directly from the trust account and transferred to the Sellers 8,512 shares of the Company’s Common Stock (the “Share Consideration”). During the year ended December 31, 2024, the Sellers sold the full amount of the Recycled Shares, and, pursuant to the Forward Purchase Agreement, the Company received $4.00 per share sold, or $1.7 million.

In addition, pursuant to the subscription agreement dated April 17, 2023 (as amended to date, the “Subscription Agreement”), by and between Anzu and Anzu SPAC GP I LLC (the “Sponsor”), the Company issued, and certain affiliates of the Sponsor purchased, concurrently with the Closing, an aggregate of 1,000,000 shares of the Company’s Series A preferred stock, par value $0.0001 per share (“Series A Preferred Stock”) in a private placement (the “PIPE Transaction”) at a price of $10.00 per share for an aggregate purchase price of $10.0 million.

Pursuant to the convertible promissory note, dated April 17, 2023, between Envoy Medical Corporation and GAT Funding, LLC (“GAT”) (as amended to date, the “Envoy Bridge Note”), the Company issued 1,000,000 shares of the Company’s Series A Preferred Stock to GAT in exchange for the conversion of the Envoy Bridge Note in full, concurrently with the Closing.

The consolidated financial statements include the accounts of Envoy Medical, Inc. and its wholly-owned subsidiaries Envoy Medical Corporation and Envoy Medical GmbH (Ansbach) (GmbH), which operates a sales office in Germany. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission.